RESTRICTIONS ON SUBSIDIARY DIVIDENDS, LOANS, OR ADVANCES (Details) (Subsidiaries [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	$ 350.3
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 29.1